Related-party Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Research and development	$ 123,037	$ 117,662
Current payables to related parties	3,797	2,200	$ 0
Key management Personnel Compensation Director	135	135
Research and Development [Member]
Research and development	2,200	2,200
VST [Member]
Purchases of goods, related party transactions		$ 522
Current payables to related parties	1,597
VST [Member] | Research and Development [Member]
Purchases of goods, related party transactions	$ 1,597